Investments and Other Non-current Assets	12 Months Ended
Dec. 31, 2015
Investments and Other Non-current Assets

7. Investments and Other Non-current Assets

As of December 31, 2015, the Company had invested in two affiliated companies, which it currently does not control, but in which it exercises significant influence over operations and financial position. These investments are accounted for under the equity method, which means that a proportional share of the equity method investments’ net income increases the investment, and a proportional share of losses and payment of dividends decreases it. In the Consolidated Statements of Net Income, the proportional share of the net income (loss) is reported as “Income from equity method investments”.

DECEMBER 31	2015	2014
Equity method investments	$22.9	$26.8
Deferred tax assets	141.0	139.0
Income tax receivables	50.9	54.7
Other non-current assets	41.0	34.8

Investments and other non-current assets	$255.8	$255.3

The equity method investments and the respective percentage of ownership are as follows:

COUNTRY	Ownership %	Company name
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.

In 2015, EAK SNC Composants pour L’Industrie Automobile, in which the Company owned 49%, was liquidated. The gain in connection with the liquidation was immaterial.